Financial assets and liabilities - Short-term and long-term debt (Details) $ in Thousands, $ in Billions	12 Months Ended
	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Sep. 30, 2023	Sep. 28, 2023 USD ($)	Sep. 28, 2023 MXN ($)	Sep. 20, 2023	Aug. 31, 2023	Jun. 08, 2022	Dec. 31, 2021 USD ($)	Oct. 31, 2021	Oct. 13, 2021 MXN ($)	Jun. 20, 2019 USD ($)	Jun. 20, 2019 MXN ($)
Short-term and long-term debt
Amortized transaction costs	$ (3,158)	$ (1,034)
Accrued interest and other financial cost	7,070	1,875
Financial debt without unamortized cost	777,904
Total financial debt	653,065	273,035							$ 304,937
Less: Short-term maturities	220,289	112,148							196,898
Long-term Financial debt	$ 432,776	$ 160,887							$ 108,039
Spread on interest rate basis	0.25%					0.25%
28-day TIIE.
Short-term and long-term debt
Spread on interest rate basis	2.40%	2.50%
Secured Overnight Financing Rate (SOFR)
Short-term and long-term debt
Spread on interest rate basis								2.98%
Additional basis points	0.05
Asset backed trust notes
Short-term and long-term debt
Financial debt	$ 14,799	$ 38,737
Total financial debt	$ 187,450
Spread on interest rate basis	1.75%
Nominal amount of working capital facility (in USD)	$ 88,800			$ 85,800	$ 1.5						$ 1.5	$ 78,500	$ 1.5
Second tranche Asset backed trust notes ("CEBUR"), in Mexican pesos
Short-term and long-term debt
Financial debt	$ 83,859	77,473
Spread on interest rate basis	0.02%
Additional basis points										0.25
Third tranche Asset backed trust notes ("CEBUR"), in Mexican pesos
Short-term and long-term debt
Financial debt	$ 88,792
Spread on interest rate basis			2.15%
Short-term working capital facility with Banco Sabadell S.A.
Short-term and long-term debt
Financial debt excluding accrued interest		10,330
Spread on interest rate basis	2.40%
Revolving Line Of Credit With Santander And Bancomext, Maturing On June 8, 2027
Short-term and long-term debt
Financial debt excluding accrued interest	$ 57,855	38,635
Total financial debt	$ 57,855
Spread on interest rate basis	2.98%
Additional basis points	0.05
Revolving Line Of Credit With Santander And Bancomext, Maturing On June 8, 2027 | Secured Overnight Financing Rate (SOFR)
Short-term and long-term debt
Spread on interest rate basis							0.05%
Pre-Delivery Payments Financing With JSA International U.S. Holdings, LLC
Short-term and long-term debt
Financial debt	$ 35,983	27,962
Total financial debt	$ 35,983
Spread on interest rate basis	0.03%
Additional basis points	0.26
Pre-Delivery Payments Financing With GY Aviation Lease 1714 Co. Limited
Short-term and long-term debt
Financial debt	$ 64,495	15,880
Total financial debt	$ 64,495
Spread on interest rate basis	4.25%
Additional basis points	0.26
Pre-Delivery Payments Financing With Incline II B Shannon 18 Limited
Short-term and long-term debt
Financial debt	$ 107,178	48,048
Total financial debt	$ 107,178
Spread on interest rate basis	3.90%
Pre-Delivery Payments Financing With Oriental Leasing 6 Company Limited
Short-term and long-term debt
Financial debt	$ 43,129	7,382
Total financial debt	$ 43,129
Spread on interest rate basis	0.02%
Additional basis points	0.26
Short-Term Working Capital Facility With Actinver
Short-term and long-term debt
Financial debt		$ 7,747
Spread on interest rate basis	2.50%
Acquisition of engines with Tarquin Limited
Short-term and long-term debt
Financial debt	$ 44,052
Total financial debt	44,052
Acquisition of engines with NBB-V11218
Short-term and long-term debt
Financial debt	8,821
Total financial debt	8,821
Acquisition of engines with NBB-V11951
Short-term and long-term debt
Financial debt	8,143
Total financial debt	8,143
Acquisition of several engines with Wilmington Trust SP Services (Dublin)
Short-term and long-term debt
Financial debt	71,507
Total financial debt	71,507
Acquisition of engines with NBB Pintail Co., LTD
Short-term and long-term debt
Financial debt	20,540
Total financial debt	20,540
Financial debt
Short-term and long-term debt
Total financial debt	649,153
Accrued interest
Short-term and long-term debt
Total financial debt	7,070
Project interest
Short-term and long-term debt
Total financial debt	$ 121,681
Maximum | 28-day TIIE.
Short-term and long-term debt
Spread on interest rate basis	10.00%